Equity Investment in Micronet (Details) - Schedule of outstanding ordinary shares of micronets - USD ($) $ in Thousands		12 Months Ended
	May 09, 2021	Dec. 31, 2020
Schedule of outstanding ordinary shares of micronets [Abstract]
Micronet’s fair value as of May 9, 2021	$ 1,127
Net assets	(6,185)
Capital reserve from currency translation	134	$ 120
Non-controlling interests	2,990
Net loss from loss of control	$ 1,934